SUPPLEMENTARY CASH FLOW INFORMATION - Reconciliation of Liabilities to Cash Flows from Financing Activities (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			$ 3,175
Changes From Financing Cash Flows:
Acquisition	$ (3)	$ (7)	(18)	$ (236)
Repayment of Long-Term Debt	0	(183)	(2,700)	(195)
Principal Repayment of Leases	(94)	(89)	(272)	(266)
Non-Cash Changes:
Lease Additions			43
Modifications			28
Ending balance, lease liabilities	3,003		3,003
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance. dividend payables			0	0
Changes From Financing Cash Flows:
Dividends Paid			(1,193)	(1,057)
Non-Cash Changes:
Ending balance. dividend payables	0	2	0	2
Dividends Payable | Common shares
Non-Cash Changes:
Dividends declared			1,191	1,047
Dividends Payable | Preferred Shares
Non-Cash Changes:
Dividends declared			2	12
Repurchase Agreements Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, Repurchase agreements payable			401	0
Changes From Financing Cash Flows:
Proceeds on Repurchase Agreements			1,104	403
Repayment of Repurchase Agreements			(1,006)	(220)
Non-Cash Changes:
Exchange Rate Movements and Other			(16)	(7)
Ending balance, Repurchase agreements payable	483	176	483	176
Repurchase Agreements Payable - RINs
Changes From Financing Cash Flows:
Proceeds on Repurchase Agreements			843
Repayment of Repurchase Agreements			(745)
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings			0	173
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings				152
Non-Cash Changes:
Divestiture of Short-Term Borrowings				(313)
Exchange Rate Movements and Other			0	(12)
Ending balance, short term borrowings	0	0	0	0
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, long-term debt			11,032	7,534
Changes From Financing Cash Flows:
Acquisition				12
Repayment of Long-Term Debt			(2,700)	(195)
Non-Cash Changes:
Finance and Transaction Costs			8	(15)
Exchange Rate Movements and Other			207	(180)
Ending balance, long-term debt	8,547	7,156	8,547	7,156
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, lease liabilities			3,175	2,927
Changes From Financing Cash Flows:
Principal Repayment of Leases			(272)	(266)
Non-Cash Changes:
Lease Additions			43	162
Lease Divestitures			(3)	(39)
Exchange Rate Movements and Other			32	88
Ending balance, lease liabilities	$ 3,003	$ 2,872	$ 3,003	$ 2,872